Material related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties	¥ 1,791	¥ 14,065
Included in trade and other payables to related parties	7,490	17,664
Included in contract liabilities		3,798
Mr. Ye Guofu
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties		11,946
MINI Investment Holding Limited
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties		9,508
Nome Design Guangzhou Limited
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties		4,557
Haydon (Shanghai) Technology Co., Ltd
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties	795
Included in trade and other payables to related parties	1,010
199 Global Holding (Guangzhou) Limited
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties	94
Guangzhou Chuyunju Catering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties	3,813
Shanghai Kerong Networks Limited
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties	1,438	3,164
Shenzhen Zhizhi Brand Incubation Limited
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties	1,135	1,568
Wow Color Beauty Guangdong Technology Limited
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties	¥ 996
Included in trade and other payables to related parties		986
Miniso Lifestyle Nigeria Limited
Disclosure of transactions between related parties [line items]
Included in contract liabilities		¥ 3,798